CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes
Payment of debt issuance costs	$ 240	$ 2,308
Notes Payable
Payment of debt issuance costs	$ 1,502	$ 0